Name and Relationships with Related Parties (Parenthetical) (Detail) (Hanwha Q.Cells GmbH)	Oct. 24, 2012
Hanwha Q.Cells GmbH
Related Party Transaction [Line Items]
Business acquisition percentage	100.00%